FINANCIAL INSTRUMENTS - Crude Oil Derivative Contracts (Details) - Oil and Fuel Market Price Risk bbl in Thousands	Sep. 30, 2017 bbl $ / bbl
2017
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	60
Brent crude oil option contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	1,227
Brent crude oil option contracts | 2017
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	130
Option contracts with strike prices at (USD/barrel)	60
Brent crude oil option contracts | 2018
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	488
Brent crude oil option contracts | 2018 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	42
Brent crude oil option contracts | 2018 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	60
Brent crude oil option contracts | 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	366
Brent crude oil option contracts | 2019 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	44
Brent crude oil option contracts | 2019 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	60
Brent crude oil option contracts | 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	243
Brent crude oil option contracts | 2020 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	50
Brent crude oil option contracts | 2020 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	62
WTI crude oil option contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	1,002
WTI crude oil option contracts | 2017
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	99
Option contracts with strike prices at (USD/barrel)	60
WTI crude oil option contracts | 2018
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	390
WTI crude oil option contracts | 2018 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	36
WTI crude oil option contracts | 2018 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	60
WTI crude oil option contracts | 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	306
WTI crude oil option contracts | 2019 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	42
WTI crude oil option contracts | 2019 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	60
WTI crude oil option contracts | 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	207
WTI crude oil option contracts | 2020 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	45
WTI crude oil option contracts | 2020 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	55